Convertible Debentures	12 Months Ended
Mar. 31, 2026
Convertible Debentures [Abstract]
Convertible Debentures [Text Block]

14. Convertible Debentures

On January 22, 2026 the Company approved the conversion of accrued interest and principal from existing related party loans, totaling $7 million, into convertible debentures. The convertible debentures have a maturity date of January 22, 2029, bear interest at 12% per annum, and are convertible into common shares of the Company at the option of the investor at $0.99 per share, which was the closing price of the common shares on January 22, 2026. $3,459,000 of principal of the convertible debentures are with Countryman Investments Ltd. ("Countryman"), a company beneficially owned by a director, $3,432,945 are with FWP Acquisition Corp. ("FWP Acquisition"), and $108,045 are with Koko Financial Services Inc. ("Koko), both of which companies are beneficially owned by the Chairman and CEO of the Company. Pursuant to the terms of the postponement and subordination agreements entered into with EDC, the lender on the revolving term loan facility, payments cannot be made on the convertible debentures while the revolving term loan with EDC is outstanding (Note 13). On January 6, 2026 the Company closed two loans for a total of $5 million with FWP Acquisition Corp. and Countryman Investments Ltd., the proceeds from which, along with other loans, were converted into the convertible debentures. As a bonus for entering into the loans, on January 6, 2026 one of the lenders received 3,205,128 share purchase warrants which entitle the holder to purchase one common share of the Company at an exercise price of $0.78 per share, with a fair value of $500,000. The second lender received, as a bonus for entering into the loan, 641,025 common shares of the Company with a fair value of $500,000. The value of the common shares and warrants granted to the lenders for providing the loans was determined to be $1 million, and this value was allocated to the related party loans issued on January 6, 2026 (Note 11, Note 21). The conversion of these related party loans to convertible debentures on January 22, 2026 was considered a debt extinguishment, and accordingly the bonus share and bonus warrant value attributed to the January 6, 2026 loans was recognized in earnings. In addition, the lenders had received bonus shares and bonus warrants on the additional related party loans that were converted into convertible debentures on January 22, 2026, and the remaining unamortized value of these bonus warrants and bonus shares has also been recognized in earnings. The convertible debenture liability balance, including accretion and accrued interest of $227,407 as at March 31, 2026, was determined to be $5,654,279. The remaining value of the convertible debentures is recognized as equity and will be accreted to earnings over the term of the convertible debentures.